Condensed Parent Only Financial Statements, Condensed Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	[1]
ASSETS [Abstract]
Other long-term assets	$ 67.4	$ 58.5
Total assets	13,211.0	6,423.5	[1]	$ 6,022.5
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Long-term debt	5,718.8	2,855.5
Other long-term liabilities	$ 180.2	$ 63.3
Commitments and contingencies
Targa Resources Corp. stockholders' equity	$ 1,461.4	$ 169.8
Total liabilities and owners' equity	13,211.0	6,423.5
Parent Company [Member]
ASSETS [Abstract]
Investment in consolidated subsidiaries	1,999.4	243.8
Deferred income taxes	43.7	27.9
Long-term debt issuance costs	8.6	1.0
Other long-term assets	4.5	0.0
Total assets	2,056.2	272.7
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Accrued current liabilities	1.2	0.6
Long-term debt	593.1	102.0
Other long-term liabilities	$ 0.5	$ 0.3
Commitments and contingencies
Targa Resources Corp. stockholders' equity	$ 1,461.4	$ 169.8
Total liabilities and owners' equity	$ 2,056.2	$ 272.7

[1]	Total assets include goodwill. Goodwill has been attributed to the Partnership's Gathering and Processing segment.